Operating expenses (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Staff expenses
Employee remuneration, entitlements and on-costs	$ 4,428	$ 4,320	$ 4,292
Superannuation expense	413	378	386
Share-based payments	80	108	95
Restructuring costs	94	232	114
Total staff expenses	5,015	5,038	4,887
Occupancy expenses
Operating lease rentals	148	658	632
Depreciation and impairment of property and equipment	708	222	245
Other	160	143	156
Total occupancy expenses	1,016	1,023	1,033
Technology expenses
Amortisation and impairment of software assets	970	719	620
Depreciation and impairment of IT equipment	272	129	141
Technology services	698	810	721
Software maintenance and licences	398	371	342
Telecommunications	216	207	209
Data processing	89	83	77
Total technology expenses	2,643	2,319	2,110
Other expenses
Professional and processing services	1,374	1,060	824
Amortisation and impairment of intangible assets and deferred expenditure	523	9	138
Postage and stationery	164	179	182
Advertising	217	245	173
Non-lending losses	1,443	58	133
Other	344	175	86
Total other expenses	4,065	1,726	1,536
Total operating expenses	12,739	10,106	9,566
Provision for customer refunds, payments, associated costs and litigation	317	196	111
Depreciation of right-of-use assets recognised in operating expenses	630
Computer software
Other expenses
Impairment	171	25	2
Goodwill and other intangibles
Other expenses
Impairment	518	0	105
Property and equipment
Other expenses
Impairment	5	0	0
IT equipment
Other expenses
Impairment	23	0	1
AUSTRAC proceedings
Other expenses
Estimated costs associated with AUSTRAC proceedings	1,478
Provision for a potential penalty	1,300	0	0
Parent Entity
Staff expenses
Employee remuneration, entitlements and on-costs	3,744	3,611
Superannuation expense	351	313
Share-based payments	76	101
Restructuring costs	76	202
Total staff expenses	4,247	4,227
Occupancy expenses
Operating lease rentals	123	597
Depreciation and impairment of property and equipment	614	176
Other	145	122
Total occupancy expenses	882	895
Technology expenses
Amortisation and impairment of software assets	896	653
Depreciation and impairment of IT equipment	244	117
Technology services	569	670
Software maintenance and licences	343	321
Telecommunications	190	182
Data processing	88	81
Total technology expenses	2,330	2,024
Other expenses
Professional and processing services	1,184	860
Amortisation and impairment of intangible assets and deferred expenditure	116
Postage and stationery	130	143
Advertising	172	196
Non-lending losses	1,428	43
Impairment on investments in subsidiaries	272	136
Other	11	107
Total other expenses	3,313	1,485
Total operating expenses	10,772	8,631
Provision for customer refunds, payments, associated costs and litigation	488	180
Depreciation of right-of-use assets recognised in operating expenses	567
Parent Entity | Computer software
Other expenses
Impairment	165	25
Parent Entity | Goodwill and other intangibles
Other expenses
Impairment	116	0
Parent Entity | Property and equipment
Other expenses
Impairment	4	0
Parent Entity | IT equipment
Other expenses
Impairment	23	0
Parent Entity | AUSTRAC proceedings
Other expenses
Estimated costs associated with AUSTRAC proceedings	1,478
Provision for a potential penalty	$ 1,300	$ 0	$ 0